                                                         Two World Trade Center,
                                                        New York, New York 10048
Morgan Stanley Dean Witter S&P 500 Index Fund
Letter to the Shareholders February 28, 2001

DEAR SHAREHOLDER:

For most investors, the six-month period ended February 28, 2001, was an extraordinarily difficult time to be in the market. Warnings of earnings shortfalls from leading new-economy companies such as Lucent and Intel, uncertainty surrounding the outcome of the U.S. presidential election and increasing evidence of a slowing economy led to broad market declines. This backdrop, which was particularly unfavorable for technology investments, benefited stocks in such value-oriented areas of the market as finance, utilities and energy. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq that suffered the sharpest declines, shedding nearly 2,000 points, or 48 percent of its value, in a mere six months.


PERFORMANCE AND PORTFOLIO STRATEGY

Morgan Stanley Dean Witter S&P 500 Index Fund's Class B shares returned -18.38 percent for the six-month period ended February 28, 2001, compared with -17.83 percent for the Standard & Poor's 500 Index (S&P 500).* During the same period, the Fund's Class A, C and D shares posted total returns of -18.04 percent, -18.38 percent and -18.00 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the S&P 500 by investing in stocks that make up the S&P 500 in approximately the same weightings as they are represented in the index. The Fund's investment strategy often results in low portfolio turnover, which may provide tax advantages because of low relative capital gains distributions.

------------------

* The Standard & Poor's 500 Index (S&P 500(Registered Mark)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges.
  The Index is unmanaged and should not be considered an investment.

Morgan Stanley Dean Witter S&P 500 Index Fund
Letter to the Shareholders February 28, 2001, continued

Last year was marked by a record number of changes in the S&P 500 Index. The majority of the additions to it were companies moved from the S&P 400 MidCap Index, with the rest either coming from outside the S&P 500 or originating through company spinoffs. Deletions from the Index were primarily the result of acquisitions or discretionary judgments by the S&P Index Committee. On a sector basis, while technology accounted for the largest number of company additions, health care, financials, consumer cyclicals and utilities were also well represented among the companies added to the Index.


LOOKING AHEAD

With inflation seemingly poised to remain low in the face of continued weakness in the economy, we anticipate that we may see further interest-rate reductions by the Federal Reserve Board. At the end of the period, there was a lively debate among economists on whether the economy was in a recession and what shape any ensuing economic recovery might take. Regardless of the outcome, we believe that the long-term outlook for the financial markets and the economy is favorable.

We appreciate your ongoing support of Morgan Stanley Dean Witter S&P 500 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
------------------------------              ------------------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

Morgan Stanley Dean Witter S&P 500 Index Fund
Fund Performance February 28, 2001

                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                CLASS A SHARES*
--------------------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (8.73)%(1)         (13.53)%(2)
Since Inception (9/26/97)        8.95 %(1)           7.24 %(2)


                          CLASS C SHARES+
--------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (9.46)%(1)         (10.37)%(2)
Since Inception (9/26/97)        8.12 %(1)           8.12 %(2)


                          CLASS B SHARES**
--------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (9.46)%(1)              (13.99)%(2)
Since Inception (9/26/97)        8.12 %(1)              ( 7.64)%(2)


               CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (8.56)%(1)
Since Inception (9/26/97)        9.20 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited)



    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    COMMON STOCKS (99.1%)
                    Advertising/Marketing Services (0.2%)
 59,963             Interpublic Group of Companies,
                      Inc. ...............................   $    2,254,609
 34,501             Omnicom Group, Inc. ..................        3,128,896
                                                             --------------
                                                                  5,383,505
                                                             --------------
                    Aerospace & Defense (1.1%)
173,116             Boeing Co. ...........................       10,767,815
 38,823             General Dynamics Corp. ...............        2,646,952
 19,844             Goodrich (B.F.) Co. (The) ............          802,491
 83,933             Lockheed Martin Corp. ................        3,144,130
 13,993             Northrop Grumman Corp. ...............        1,314,642
 66,232             Raytheon Co. (Class B) ...............        2,199,565
 27,717             Textron, Inc. ........................        1,468,447
                                                             --------------
                                                                 22,344,042
                                                             --------------
                    Agricultural Commodities/Milling (0.1%)
123,385             Archer-Daniels-Midland Co. ...........        1,856,944
                                                             --------------
                    Air Freight/Couriers (0.1%)
 55,541             FedEx Corp.* .........................        2,273,293
                                                             --------------
                    Airlines (0.2%)
 29,362             AMR Corp.* ...........................          976,286
 23,959             Delta Air Lines, Inc. ................        1,009,153
146,679             Southwest Airlines Co. ...............        2,728,229
 13,062             US Airways Group Inc.* ...............          539,461
                                                             --------------
                                                                  5,253,129
                                                             --------------
                    Alternative Power Generation (0.3%)
 89,360             AES Corp. (The)* .....................        4,822,759
 54,901             Calpine Corp.* .......................        2,442,545
                                                             --------------
                                                                  7,265,304
                                                             --------------
                    Aluminum (0.4%)
 64,070             Alcan Aluminium, Ltd. (Canada) .......        2,363,542
168,539             Alcoa, Inc. ..........................        6,026,955
                                                             --------------
                                                                  8,390,497
                                                             --------------
                    Apparel/Footwear (0.2%)
 10,210             Liz Claiborne, Inc. ..................          497,227
 52,629             Nike, Inc. (Class B) .................        2,055,162
 11,149             Reebok International Ltd.* ...........          285,414
 22,167             VF Corp. .............................          800,007
                                                             --------------
                                                                  3,637,810
                                                             --------------
                    Apparel/Footwear Retail (0.3%)
165,564             Gap, Inc. (The) ......................        4,509,963
 82,924             Limited, Inc. (The) ..................        1,463,609
 25,126             Nordstrom, Inc. ......................          463,575
 56,066             TJX Companies, Inc. (The) ............        1,714,498
                                                             --------------
                                                                  8,151,645
                                                             --------------



    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Auto Parts: O.E.M. (0.2%)
 28,811             Dana Corp. ...........................   $      487,770
109,076             Delphi Automotive Systems Corp........        1,530,336
 13,973             Eaton Corp. ..........................          994,179
 16,732             Johnson Controls, Inc. ...............        1,112,343
 24,229             TRW Inc. .............................          945,900
 25,513             Visteon Corp. ........................          367,387
                                                             --------------
                                                                  5,437,915
                                                             --------------
                    Automotive Aftermarket (0.0%)
 14,134             Cooper Tire & Rubber Co. .............          188,830
 30,699             Goodyear Tire & Rubber Co. (The)                782,824
                                                             --------------
                                                                    971,654
                                                             --------------
                    Beverages: Alcoholic (0.4%)
175,765             Anheuser-Busch Companies, Inc.........        7,680,930
 13,340             Brown-Forman Corp. (Class B) .........          847,090
  7,184             Coors (Adolph) Co. (Class B) .........          480,969
                                                             --------------
                                                                  9,008,989
                                                             --------------
                    Beverages: Non-Alcoholic (1.9%)
483,192             Coca Cola Co. ........................       25,623,672
 81,413             Coca-Cola Enterprises Inc. ...........        1,848,075
281,287             PepsiCo, Inc. ........................       12,961,705
                                                             --------------
                                                                 40,433,452
                                                             --------------
                    Biotechnology (0.9%)
201,278             Amgen Inc.* ..........................       14,504,596
 28,822             Biogen, Inc.* ........................        2,062,574
 37,317             Chiron Corp.* ........................        1,746,902
 41,053             MedImmune, Inc.* .....................        1,793,503
                                                             --------------
                                                                 20,107,575
                                                             --------------
                    Broadcasting (0.4%)
113,941             Clear Channel Communications,
                      Inc.* ..............................        6,511,728
 40,225             Univision Communications, Inc.
                      (Class A)* .........................        1,327,425
                                                             --------------
                                                                  7,839,153
                                                             --------------
                    Building Products (0.1%)
 87,632             Masco Corp. ..........................        2,047,960
                                                             --------------
                    Cable/Satellite TV (0.3%)
175,917             Comcast Corp. (Class A Special)*......        7,619,405
                                                             --------------
                    Casino/Gaming (0.0%)
 22,745             Harrah's Entertainment, Inc.* ........          705,550
                                                             --------------
                    Chemicals: Major Diversified (0.8%)
174,634             Dow Chemical Co. (The) ...............        5,729,742
203,217             Du Pont (E.I.) de Nemours & Co.,
                      Inc. ...............................        8,878,551

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued



    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                -------------------
   14,964           Eastman Chemical Co. .....................   $      769,898
   20,934           Hercules Inc. ............................          294,751
   42,812           Rohm & Haas Co. ..........................        1,573,341
                                                                 --------------
                                                                     17,246,283
                                                                 --------------
                    Chemicals: Specialty (0.2%)
   44,680           Air Products & Chemicals, Inc. ...........        1,811,774
   24,898           Engelhard Corp. ..........................          595,809
    5,936           FMC Corp.* ...............................          455,647
   10,009           Great Lakes Chemical Corp. ...............          331,398
   30,904           Praxair, Inc. ............................        1,378,318
   15,448           Sigma-Aldrich Corp. ......................          671,988
                                                                 --------------
                                                                      5,244,934
                                                                 --------------
                    Commercial Printing/Forms (0.0%)
   14,138           Deluxe Corp. .............................          344,260
   23,779           Donnelley (R.R.) & Sons Co. ..............          705,047
                                                                 --------------
                                                                      1,049,307
                                                                 --------------
                    Computer Communications (1.6%)
   19,245           Adaptec, Inc.* ...........................          210,492
   54,226           Avaya Inc.* ..............................          759,164
   35,910           Cabletron Systems, Inc.* .................          482,989
1,402,380           Cisco Systems, Inc.* .....................       33,218,876
   15,692           McData Corp. (Class A)* ..................          280,499
                                                                 --------------
                                                                     34,952,020
                                                                 --------------
                    Computer Peripherals (1.0%)
  426,340           EMC Corp.* ...............................       16,951,278
   24,773           Lexmark International, Inc.* .............        1,288,196
   61,583           Network Appliance, Inc.* .................        1,832,094
   17,836           QLogic Corp.* ............................          666,620
   28,522           Symbol Technologies, Inc. ................        1,321,995
                                                                 --------------
                                                                     22,060,183
                                                                 --------------
                    Computer Processing Hardware (3.7%)
   63,321           Apple Computer, Inc.* ....................        1,155,608
  331,249           Compaq Computer Corp. ....................        6,691,230
  504,064           Dell Computer Corp.* .....................       11,026,400
   63,005           Gateway, Inc.* ...........................        1,083,686
  385,299           Hewlett-Packard Co. ......................       11,115,876
  341,844           International Business Machines
                      Corp. ..................................       34,150,216
   18,790           NCR Corp.* ...............................          826,760
  110,265           Palm, Inc.* ..............................        1,915,854
  627,420           Sun Microsystems, Inc.* ..................       12,469,972
                                                                 --------------
                                                                     80,435,602
                                                                 --------------
                    Construction Materials (0.0%)
   19,677           Vulcan Materials Co. .....................          832,927
                                                                 --------------



    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                -------------------
                    Consumer Sundries (0.0%)
   12,351           American Greetings Corp.
                      (Class A) ..............................   $      161,304
                                                                 --------------
                    Containers/Packaging (0.1%)
    5,607           Ball Corp. ...............................          232,130
   10,354           Bemis Company, Inc. ......................          352,243
   32,056           Pactiv Corp.* ............................          431,153
   16,301           Sealed Air Corp.* ........................          638,184
    9,774           Temple-Inland, Inc. ......................          465,145
                                                                 --------------
                                                                      2,118,855
                                                                 --------------
                    Contract Drilling (0.3%)
   28,632           Nabors Industries, Inc.* .................        1,623,434
   26,241           Noble Drilling Corp.* ....................        1,221,519
   18,388           Rowan Companies, Inc.* ...................          524,977
   60,158           Transocean Sedco Forex Inc. ..............        2,895,405
                                                                 --------------
                                                                      6,265,335
                                                                 --------------
                    Data Processing Services (0.7%)
  122,982           Automatic Data Processing, Inc. ..........        7,255,938
   28,382           Ceridian Corp.* ..........................          574,168
   77,727           First Data Corp.* ........................        4,800,420
   72,535           Paychex, Inc. ............................        2,896,867
                                                                 --------------
                                                                     15,527,393
                                                                 --------------
                    Department Stores (0.6%)
   17,945           Dillard's, Inc. (Class A) ................          337,366
   39,862           Federated Department Stores,
                      Inc.* ..................................        1,927,328
   64,633           Kohl's Corp.* ............................        4,259,961
   58,913           May Department Stores Co. ................        2,332,366
   51,064           Penney (J.C.) Co., Inc. ..................          826,216
   65,729           Sears, Roebuck & Co. .....................        2,698,175
                                                                 --------------
                                                                     12,381,412
                                                                 --------------
                    Discount Stores (2.6%)
   21,717           Consolidated Stores Corp.* ...............          336,831
   87,157           Costco Wholesale Corp.* ..................        3,638,805
   64,194           Dollar General Corp. .....................        1,194,008
   94,190           Kmart Corp.* .............................          880,676
  174,532           Target Corp.* ............................        6,806,748
  870,339           Wal-Mart Stores, Inc. ....................       43,595,281
                                                                 --------------
                                                                     56,452,349
                                                                 --------------
                    Drugstore Chains (0.6%)
   76,340           CVS Corp. ................................        4,656,740
    7,244           Longs Drug Stores Corp. ..................          202,108
  197,393           Walgreen Co. .............................        8,748,458
                                                                 --------------
                                                                     13,607,306
                                                                 --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
                    Electric Utilities (2.2%)
 21,519             Allegheny Energy, Inc. .................   $    1,021,077
 26,737             Ameren Corp. ...........................        1,127,499
 62,741             American Electric Power Co., Inc........        2,982,707
 30,975             Cinergy Corp. ..........................        1,010,714
 23,553             CMS Energy Corp. .......................          695,991
 41,307             Consolidated Edison, Inc. ..............        1,522,989
 29,332             Constellation Energy Group, Inc.........        1,252,476
 46,595             Dominion Resources, Inc. ...............        3,054,768
 27,796             DTE Energy Co. .........................        1,009,273
143,726             Duke Energy Corp. ......................        5,856,834
 63,485             Edison International* ..................          945,926
 43,433             Entergy Corp. ..........................        1,686,503
 62,033             Exelon Corp. ...........................        4,055,097
 43,934             FirstEnergy Corp. ......................        1,237,621
 34,467             FPL Group, Inc. ........................        2,242,078
 23,643             GPU, Inc. ..............................          732,697
 31,223             Niagara Mohawk Holdings Inc.* ..........          536,411
 75,427             PG & E Corp.* ..........................        1,052,961
 16,506             Pinnacle West Capital Corp. ............          766,704
 28,239             PPL Corp.* .............................        1,290,240
 41,003             Progress Energy, Inc. ..................        1,773,790
 41,778             Public Service Enterprise Group,
                      Inc. .................................        1,872,072
 57,432             Reliant Energy, Inc. ...................        2,412,718
131,696             Southern Co. (The) .....................        4,075,991
 50,628             TXU Corp. ..............................        2,087,899
 66,365             Xcel Energy, Inc. ......................        1,871,493
                                                               --------------
                                                                   48,174,529
                                                               --------------
                    Electrical Products (0.4%)
 37,946             American Power Conversion
                      Corp.* ...............................          462,467
 18,186             Cooper Industries, Inc. ................          781,998
 83,233             Emerson Electric Co. ...................        5,568,288
 38,103             Molex Inc. .............................        1,383,615
  7,956             National Service Industries, Inc. ......          192,297
 15,292             Power-One, Inc.* .......................          271,433
 11,301             Thomas & Betts Corp. ...................          215,623
                                                               --------------
                                                                    8,875,721
                                                               --------------
                    Electronic Components (0.3%)
 37,100             Jabil Circuit, Inc.* ...................          834,008
 58,998             Sanmina Corp.* .........................        1,758,878
124,026             Solectron Corp.* .......................        3,379,708
                                                               --------------
                                                                    5,972,594
                                                               --------------
                    Electronic Equipment/Instruments (0.6%)
 88,271             Agilent Technologies, Inc.* ............        3,177,756
242,081             JDS Uniphase Corp.* ....................        6,475,667


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
  9,728             PerkinElmer, Inc. ......................   $      712,284
 35,755             Rockwell International Corp. ...........        1,643,300
 18,434             Tektronix, Inc.* .......................          455,135
130,052             Xerox Corp. ............................          785,514
                                                               --------------
                                                                   13,249,656
                                                               --------------
                    Electronic Production Equipment (0.5%)
158,052             Applied Materials, Inc.* ...............        6,677,697
 36,243             KLA-Tencor Corp.* ......................        1,295,687
 25,637             Novellus Systems, Inc.* ................          990,229
 33,996             Teradyne, Inc.* ........................        1,061,695
                                                               --------------
                                                                   10,025,308
                                                               --------------
                    Electronics/Appliance Stores (0.2%)
 40,450             Best Buy Co., Inc.* ....................        1,656,832
 40,032             Circuit City Stores, Inc. - Circuit
                      City Group ............................         607,285
 36,219             RadioShack Corp. .......................        1,550,173
                                                               --------------
                                                                    3,814,290
                                                               --------------

                    Electronics/Appliances (0.1%)
 14,988             Maytag Corp. ...........................          502,098
 13,667             Whirlpool Corp. ........................          722,574
                                                               --------------
                                                                    1,224,672
                                                               --------------
                    Engineering & Construction (0.0%)
 14,744             Flour Corp. ............................          562,041
                                                               --------------
                    Environmental Services (0.2%)
 38,348             Allied Waste Industries, Inc.* .........          619,320
121,126             Waste Management, Inc. .................        3,072,967
                                                               --------------
                                                                    3,692,287
                                                               --------------
                    Finance/Rental/Leasing (2.1%)
 38,375             Capital One Financial Corp. ............        2,120,219
 51,033             CIT Group, Inc. (The) (Series A) .......        1,178,862
 22,249             Countrywide Credit Industries,
                      Inc. .................................          984,073
196,291             Fannie Mae .............................       15,644,393
135,439             Freddie Mac ............................        8,918,658
 91,746             Household International, Inc. ..........        5,313,928
165,972             MBNA Corp. .............................        5,457,159
 55,702             Providian Financial Corp. ..............        2,785,657
 11,653             Ryder System, Inc. .....................          239,120
 31,967             USA Education Inc. .....................        2,318,567
                                                               --------------
                                                                   44,960,636
                                                               --------------
                    Financial Conglomerates (3.7%)
259,148             American Express Co. ...................       11,371,414
979,492             Citigroup, Inc. ........................       48,171,417
 63,387             Conseco, Inc. ..........................          888,686

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued



    NUMBER OF
      SHARES                                                              VALUE
-----------------                                                  -------------------
    370,706         J.P. Morgan Chase & Co. ....................   $   17,297,142
     31,462         State Street Corp. .........................        3,160,358
                                                                   --------------
                                                                       80,889,017
                                                                   --------------
                    Financial Publishing/Services (0.2%)
     27,596         Equifax, Inc. ..............................          836,435
     38,074         McGraw-Hill Companies, Inc. (The) ..........        2,244,843
     31,663         Moody's Corp. ..............................          853,634
                                                                   --------------
                                                                        3,934,912
                                                                   --------------
                    Food Distributors (0.2%)
     25,784         Supervalu, Inc. ............................          361,750
    130,247         SYSCO Corp. ................................        3,550,533
                                                                   --------------
                                                                        3,912,283
                                                                   --------------
                    Food Retail (0.6%)
     82,041         Albertson's, Inc. ..........................        2,383,291
    160,371         Kroger Co.* ................................        3,887,393
     97,641         Safeway Inc.* ..............................        5,302,883
     27,193         Winn-Dixie Stores, Inc. ....................          694,509
                                                                   --------------
                                                                       12,268,076
                                                                   --------------
                    Food: Major Diversified (1.1%)
     82,056         Campbell Soup Co. ..........................        2,455,936
     55,066         General Mills, Inc. ........................        2,469,710
     67,580         Heinz (H.J.) Co. ...........................        2,877,556
     79,040         Kellogg Co. ................................        2,101,674
     25,541         Quaker Oats Company (The) ..................        2,490,758
     59,813         Ralston-Ralston Purina Group ...............        1,864,969
    162,670         Sara Lee Corp. .............................        3,528,312
    111,372         Unilever N.V. (Netherlands) ................        6,225,695
                                                                   --------------
                                                                       24,014,610
                                                                   --------------
                    Food: Meat/Fish/Dairy (0.1%)
    103,929         ConAgra, Inc. ..............................        2,045,323
                                                                   --------------
                    Food: Specialty/Candy (0.2%)
     26,523         Hershey Foods Corp. ........................        1,699,859
     21,998         Wrigley (Wm.) Jr. Co. ......................        2,048,454
                                                                   --------------
                                                                        3,748,313
                                                                   --------------
                    Forest Products (0.1%)
     20,300         Louisiana-Pacific Corp. ....................          214,774
     42,697         Weyerhaeuser Co. ...........................        2,294,537
                                                                   --------------
                                                                        2,509,311
                                                                   --------------
                    Gas Distributors (0.2%)
     26,235         KeySpan Corp. ..............................        1,021,853
     22,293         Kinder Morgan, Inc. ........................        1,235,032
      8,896         Nicor Inc. .................................          329,152
     39,717         NiSource Inc. ..............................        1,137,098
      5,688         ONEOK, Inc. ................................          249,988



    NUMBER OF
      SHARES                                                              VALUE
-----------------                                                  -------------------
      6,877         Peoples Energy Corp. .......................   $      269,235
     39,849         Sempra Energy ..............................          890,625
                                                                   --------------
                                                                        5,132,983
                                                                   --------------
                    Home Building (0.0%)
     11,506         Centex Corp. ...............................          473,587
      9,114         KB HOME ....................................          254,736
      7,929         Pulte Corp. ................................          272,361
                                                                   --------------
                                                                        1,000,684
                                                                   --------------
                    Home Furnishings (0.1%)
     38,220         Leggett & Platt, Inc. ......................          739,175
     51,944         Newell Rubbermaid, Inc. ....................        1,366,647
     11,235         Tupperware Corp. ...........................          265,146
                                                                   --------------
                                                                        2,370,968
                                                                   --------------
                    Home Improvement Chains (1.1%)
    451,259         Home Depot, Inc. (The) .....................       19,178,507
     74,604         Lowe's Companies, Inc. .....................        4,168,872
                                                                   --------------
                                                                       23,347,379
                                                                   --------------
                    Hospital/Nursing Management (0.3%)
    107,644         HCA-The Healthcare Corp. ...................        4,262,702
     19,964         Manor Care, Inc.* ..........................          486,922
     61,782         Tenet Healthcare Corp.* ....................        2,850,004
                                                                   --------------
                                                                        7,599,628
                                                                   --------------
                    Hotels/Resorts/Cruiselines (0.4%)
    113,885         Carnival Corp.* ............................        3,796,926
     71,777         Hilton Hotels Corp. ........................          768,732
     46,762         Marriott International, Inc.
                      (Class A) .................................       1,995,802
     37,628         Starwood Hotels & Resorts
                    Worldwide, Inc. ............................        1,313,217
                                                                   --------------
                                                                        7,874,677
                                                                   --------------
                    Household/Personal Care (2.0%)
     10,877         Alberto-Culver Co. (Class B) ...............          435,733
     46,358         Avon Products, Inc. ........................        1,968,361
     45,905         Clorox Co. .................................        1,650,744
    111,502         Colgate-Palmolive Co. ......................        6,584,193
    205,238         Gillette Co.* ..............................        6,672,287
     19,151         International Flavors &
                      Fragrances, Inc. .........................          387,042
    104,035         Kimberly-Clark Corp. .......................        7,438,502
    254,044         Procter & Gamble Co. (The) .................       17,910,102
                                                                   --------------
                                                                       43,046,964
                                                                   --------------
                    Industrial Conglomerates (6.1%)
  1,930,751         General Electric Co.** .....................       89,779,921
    155,392         Honeywell International, Inc. ..............        7,258,360
     17,131         ITT Industries, Inc.* ......................          694,662

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued




    NUMBER OF
      SHARES                                                              VALUE
-----------------                                                  -------------------
 76,856             Minnesota Mining &
                      Manufacturing Co. ........................   $    8,665,514
340,806             Tyco International Ltd. (Bermuda) ..........       18,625,048
 91,261             United Technologies Corp. ..................        7,110,145
                                                                   --------------
                                                                      132,133,650
                                                                   --------------
                    Industrial Machinery (0.3%)
 58,869             Illinois Tool Works Inc. ...................        3,564,518
 31,277             Ingersoll-Rand Co. .........................        1,355,858
 11,779             McDermott International, Inc.* .............          152,538
 22,691             Parker-Hannifin Corp. ......................          976,394
                                                                   --------------
                                                                        6,049,308
                                                                   --------------
                    Industrial Specialties (0.2%)
 24,749             Ecolab, Inc. ...............................        1,038,221
  9,025             Millipore Corp. ............................          473,812
 33,344             PPG Industries, Inc.* ......................        1,703,878
 31,285             Sherwin-Williams Co. .......................          785,253
                                                                   --------------
                                                                        4,001,164
                                                                   --------------
                    Information Technology Services (0.5%)
 36,101             Citrix Systems, Inc.* ......................          938,626
 32,811             Computer Sciences Corp.* ...................        1,959,145
 91,119             Electronic Data Systems Corp. ..............        5,816,126
 55,620             PeopleSoft, Inc.* ..........................        1,793,745
 23,639             Sapient Corp.* .............................          304,352
 60,992             Unisys Corp.* ..............................          999,049
                                                                   --------------
                                                                       11,811,043
                                                                   --------------
                    Insurance Brokers/Services (0.3%)
 49,900             AON Corp. ..................................        1,710,073
 53,602             Marsh & McLennan Companies,
                      Inc. .....................................        5,735,414
                                                                   --------------
                                                                        7,445,487
                                                                   --------------
                    Integrated Oil (4.8%)
 17,272             Amerada Hess Corp. .........................        1,243,584
125,137             Chevron Corp. ..............................       10,719,235
121,430             Conoco, Inc. (Class B) .....................        3,497,184
677,342             Exxon Mobil Corp. ..........................       54,898,569
 49,741             Phillips Petroleum Co. .....................        2,651,693
417,820             Royal Dutch Petroleum Co. (ADR)
                      (Netherlands) ............................       24,371,441
107,197             Texaco, Inc. ...............................        6,871,328
                                                                   --------------
                                                                      104,253,034
                                                                   --------------
                    Internet Software/Services (0.3%)
 52,442             BroadVision, Inc.* .........................          380,204
 83,697             Siebel Systems, Inc.* ......................        3,201,410
108,810             Yahoo! Inc.* ...............................        2,591,038
                                                                   --------------
                                                                        6,172,652
                                                                   --------------


    NUMBER OF
      SHARES                                                              VALUE
-----------------                                                  -------------------
                    Investment Banks/Brokers (1.5%)
 20,796             Bear Stearns Companies, Inc. ...............   $    1,085,135
 46,551             Lehman Brothers Holdings, Inc. .............        3,195,726
157,849             Merrill Lynch & Co., Inc. ..................        9,455,155
218,374             Morgan Stanley Dean Witter &
                      Co. (Note 4) .............................       14,222,699
269,608             Schwab (Charles) Corp. .....................        5,634,807
                                                                   --------------
                                                                       33,593,522
                                                                   --------------
                    Investment Managers (0.2%)
 47,470             Franklin Resources, Inc. ...................        1,981,398
 43,333             Stilwell Financial, Inc.* ..................        1,382,323
 23,638             T. Rowe Price Group Inc.* ..................          843,581
                                                                   --------------
                                                                        4,207,302
                                                                   --------------

                    Life/Health Insurance (0.8%)
 51,682             AFLAC, Inc. ................................        3,109,189
 48,995             American General Corp. .....................        3,735,379
 20,084             Jefferson-Pilot Corp. ......................        1,355,871
 37,331             Lincoln National Corp. .....................        1,637,711
148,976             MetLife, Inc. ..............................        4,595,910
 24,600             Torchmark Corp. ............................          855,588
 46,932             UnumProvident Corp. ........................        1,228,210
                                                                   --------------
                                                                       16,517,858
                                                                   --------------
                    Major Banks (4.5%)
317,129             Bank of America Corp. ......................       15,840,594
144,277             Bank of New York Co., Inc. .................        7,470,663
225,428             Bank One Corp. .............................        7,950,846
 77,274             BB&T Corp. .................................        2,791,910
 34,501             Comerica, Inc. .............................        2,195,989
190,879             First Union Corp.* .........................        6,178,753
176,357             FleetBoston Financial Corp. ................        7,274,726
 48,878             Huntington Bancshares, Inc.* ...............          730,115
 82,974             KeyCorp ....................................        2,157,324
 95,086             Mellon Financial Corp. .....................        4,403,433
118,548             National City Corp. ........................        3,224,506
 56,312             PNC Financial Services Group,
                      Inc. .....................................        3,913,684
 32,783             SouthTrust Corp. ...........................        1,387,131
 33,966             Summit Bancorp. ............................        1,426,572
 57,718             SunTrust Banks, Inc. .......................        3,793,804
370,779             U.S. Bancorp ...............................        8,602,093
 39,645             Wachovia Corp. .............................        2,503,185
333,041             Wells Fargo & Co. ..........................       16,532,155
                                                                   --------------
                                                                       98,377,483
                                                                   --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Major Telecommunications (4.9%)
 60,922             ALLTEL Corp. .........................   $    3,271,511
731,359             AT&T Corp. ...........................       16,821,257
363,998             BellSouth Corp. ......................       15,273,356
659,569             SBC Communications, Inc. .............       31,461,441
172,307             Sprint Corp. (FON Group) .............        3,852,785
525,925             Verizon Communications Inc. ..........       26,033,287
560,998             WorldCom, Inc.* ......................        9,326,592
                                                             --------------
                                                                106,040,229
                                                             --------------
                    Managed Health Care (0.4%)
 27,542             Aetna Inc.* ..........................        1,025,389
 30,211             CIGNA Corp. ..........................        3,313,240
 32,957             Humana, Inc.* ........................          444,919
 62,130             UnitedHealth Group Inc.* .............        3,679,960
 12,192             Wellpoint Health Networks, Inc.*......        1,205,179
                                                             --------------
                                                                  9,668,687
                                                             --------------
                    Media Conglomerates (3.1%)
843,169             AOL Time Warner Inc.* ................       37,124,731
406,190             Disney (Walt) Co. (The) ..............       12,571,581
339,917             Viacom, Inc. (Class B)
                      (Non-Voting)* ......................       16,893,875
                                                             --------------
                                                                 66,590,187
                                                             --------------
                    Medical Distributors (0.3%)
 54,387             Cardinal Health, Inc. ................        5,520,281
 55,328             McKesson HBOC, Inc. ..................        1,608,938
                                                             --------------
                                                                  7,129,219
                                                             --------------
                    Medical Specialties (1.6%)
 46,118             ALZA Corp.* ..........................        1,823,967
 40,992             Applera Corp. - Applied
                      Biosystems Group* ..................        2,832,547
  9,906             Bard (C.R.), Inc.* ...................          439,529
 10,396             Bausch & Lomb, Inc. ..................          558,473
 57,315             Baxter International, Inc. ...........        5,278,138
 49,341             Becton, Dickinson & Co. ..............        1,775,289
 34,741             Biomet, Inc.* ........................        1,348,385
 78,972             Boston Scientific Corp.* .............        1,302,248
 59,960             Guidant Corp.* .......................        3,056,161
234,110             Medtronic, Inc. ......................       11,981,750
 23,990             Pall Corp. ...........................          548,651
 16,563             St. Jude Medical, Inc.* ..............          929,516
 38,111             Stryker Corp. ........................        2,139,933
                                                             --------------
                                                                 34,014,587
                                                             --------------
                    Metal Fabrications (0.0%)
 11,694             Timken Co. (The) .....................          187,104
                                                             --------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Miscellaneous Commercial Services (0.1%)
 30,053             Convergys Corp.* .....................   $    1,273,045
 25,193             Sabre Holdings Corp.* ................        1,086,322
                                                             --------------
                                                                  2,359,367
                                                             --------------
                    Miscellaneous Manufacturing (0.2%)
 11,765             Crane Co. ............................          313,537
 27,642             Danaher Corp. ........................        1,753,608
 39,574             Dover Corp. ..........................        1,518,059
 35,075             Thermo Electron Corp.* ...............          978,593
                                                             --------------
                                                                  4,563,797
                                                             --------------
                    Motor Vehicles (0.9%)
365,195             Ford Motor Co. .......................       10,156,073
110,081             General Motors Corp. .................        5,869,519
 59,047             Harley-Davidson, Inc. ................        2,559,687
                                                             --------------
                                                                 18,585,279
                                                             --------------

                    Multi-Line Insurance (2.0%)
453,565             American International Group,
                      Inc. ...............................       37,101,617
 43,938             Hartford Financial Services
                      Group, Inc. (The) ..................        2,805,441
 19,215             Loews Corp. ..........................        2,088,094
 24,870             Safeco Corp. .........................          540,923
                                                             --------------
                                                                 42,536,075
                                                             --------------
                    Office Equipment/Supplies (0.1%)
 21,504             Avery Dennison Corp. .................        1,139,712
 49,129             Pitney Bowes, Inc. ...................        1,672,842
                                                             --------------
                                                                  2,812,554
                                                             --------------
                    Oil & Gas Pipelines (1.1%)
 62,969             Dynegy, Inc. (Class A) ...............        2,959,543
 96,845             El Paso Energy Corp. .................        6,808,204
145,467             Enron Corp. ..........................        9,964,490
 92,138             Williams Companies, Inc. (The) .......        3,842,155
                                                             --------------
                                                                 23,574,392
                                                             --------------
                    Oil & Gas Production (0.6%)
 48,476             Anardarko Petroleum Corp. ............        3,029,750
 24,066             Apache Corp. .........................        1,412,674
 41,963             Burlington Resources, Inc. ...........        1,885,817
 25,007             Devon Energy Corp. ...................        1,425,399
 22,770             EOG Resources, Inc. ..................          992,772
 18,380             Kerr-McGee Corp. .....................        1,188,083
 71,974             Occidental Petroleum Corp. ...........        1,726,656
 47,339             Unocal Corp. .........................        1,669,173
                                                             --------------
                                                                 13,330,324
                                                             --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued



    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                 -------------------
                    Oil Refining/Marketing (0.2%)
   13,626           Ashland, Inc.* ............................   $      528,825
   16,698           Sunoco, Inc. ..............................          555,042
   28,194           Tosco Corp. ...............................        1,129,170
   60,493           USX-Marathon Group ........................        1,670,817
                                                                  --------------
                                                                       3,883,854
                                                                  --------------
                    Oilfield Services/Equipment (0.6%)
   64,695           Baker Hughes Inc. .........................        2,536,044
   86,204           Halliburton Co. ...........................        3,432,643
  111,563           Schlumberger Ltd. .........................        7,112,141
                                                                  --------------
                                                                      13,080,828
                                                                  --------------
                    Other Consumer Services (0.1%)
   18,552           Block (H.&R.), Inc. .......................          914,614
  142,039           Cendant Corp.* ............................        1,857,870
                                                                  --------------
                                                                       2,772,484
                                                                  --------------
                    Other Consumer Specialties (0.0%)
   30,142           Fortune Brands, Inc. ......................        1,018,197
                                                                  --------------
                    Other Metals/Minerals (0.1%)
   35,405           Inco Ltd. (Canada)* .......................          633,395
   15,339           Phelps Dodge Corp. ........................          705,594
                                                                  --------------
                                                                       1,338,989
                                                                  --------------
                    Packaged Software (4.5%)
   46,831           Adobe Systems, Inc. .......................        1,361,026
   11,223           Autodesk, Inc. ............................          427,877
   47,840           BMC Software, Inc.* .......................        1,441,180
  113,307           Computer Associates
                      International, Inc. .....................        3,534,045
   71,152           Compuware Corp.* ..........................          733,755
   40,194           Intuit Inc.* ..............................        1,652,978
   15,762           Mercury Interactive Corp.* ................          992,021
1,039,017           Microsoft Corp.* ..........................       61,302,003
   63,952           Novell, Inc.* .............................          379,715
1,090,674           Oracle Corp.* .............................       20,722,806
   53,054           Parametric Technology Corp.* ..............          706,281
   77,411           Veritas Software Corp.* ...................        5,026,877
                                                                  --------------
                                                                      98,280,564
                                                                  --------------
                    Personnel Services (0.0%)
   34,624           Robert Half International, Inc.* ..........          833,053
                                                                  --------------
                    Pharmaceuticals: Generic Drugs (0.1%)
   20,025           Watson Pharmaceuticals, Inc.* .............        1,111,388
                                                                  --------------
                    Pharmaceuticals: Major (9.8%)
  301,390           Abbott Laboratories .......................       14,765,096
  255,362           American Home Products Corp. ..............       15,773,711
  381,006           Bristol-Myers Squibb Co. ..................       24,159,590



    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                 -------------------
  270,850           Johnson & Johnson .........................   $   26,361,831
  219,651           Lilly (Eli) & Co. .........................       17,453,468
  449,355           Merck & Co., Inc. .........................       36,038,271
1,229,329           Pfizer, Inc. ..............................       55,319,805
  251,291           Pharmacia Corp. ...........................       12,991,745
  284,881           Schering-Plough Corp. .....................       11,466,460
                                                                  --------------
                                                                     214,329,977
                                                                  --------------
                    Pharmaceuticals: Other (0.3%)
   25,621           Allergan, Inc. ............................        2,227,746
   34,156           Forest Laboratories, Inc.* ................        2,374,867
   32,895           King Pharmaceuticals, Inc.* ...............        1,509,881
                                                                  --------------
                                                                       6,112,494
                                                                  --------------
                    Precious Metals (0.1%)
   77,130           Barrick Gold Corp. (Canada) ...............        1,249,506
   29,311           Freeport-McMoRan Copper &
                      Gold, Inc. (Class B)* ...................          411,820
   51,277           Homestake Mining Co. ......................          288,177
   37,466           Newmont Mining Corp. ......................          631,302
   63,816           Placer Dome Inc. (Canada) .................          597,956
                                                                  --------------
                                                                       3,178,761
                                                                  --------------
                    Property - Casualty Insurers (0.6%)
  142,496           Allstate Corp. (The) ......................        5,679,891
   34,063           Chubb Corp. (The)* ........................        2,444,020
   31,346           Cincinnati Financial Corp. ................        1,153,925
   14,313           Progressive Corp. .........................        1,416,987
   42,818           St. Paul Companies, Inc. ..................        1,982,045
                                                                  --------------
                                                                      12,676,868
                                                                  --------------
                    Publishing: Books/Magazines (0.1%)
   14,253           Harcourt General, Inc. ....................          798,738
    9,749           Meredith Corp. ............................          350,379
                                                                  --------------
                                                                       1,149,117
                                                                  --------------
                    Publishing: Newspapers (0.4%)
   17,052           Dow Jones & Co., Inc. .....................        1,050,403
   51,381           Gannett Co., Inc. .........................        3,398,339
   14,499           Knight-Ridder, Inc. .......................          866,315
   32,010           New York Times Co. (The)
                      (Class A) ...............................        1,414,842
   59,090           Tribune Co. ...............................        2,399,054
                                                                  --------------
                                                                       9,128,953
                                                                  --------------
                    Pulp & Paper (0.3%)
   11,171           Boise Cascade Corp. .......................          358,366
   43,788           Georgia-Pacific Corp. .....................        1,314,078
   93,796           International Paper Co. ...................        3,532,357
   19,665           Mead Corp. ................................          538,624
    5,540           Potlatch Corp. ............................          177,834

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued



    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -------------------
   19,614           Westvaco Corp. ........................   $      514,083
   21,279           Willamette Industries, Inc. ...........          989,048
                                                              --------------
                                                                   7,424,390
                                                              --------------
                    Railroads (0.4%)
   77,500           Burlington Northern Santa Fe
                      Corp. ...............................        2,325,775
   42,282           CSX Corp. .............................        1,413,910
   74,750           Norfolk Southern Corp. ................        1,352,228
   48,290           Union Pacific Corp. ...................        2,653,053
                                                              --------------
                                                                   7,744,966
                                                              --------------
                    Recreational Products (0.2%)
   17,023           Brunswick Corp. .......................          362,420
   59,027           Eastman Kodak Co. .....................        2,656,215
   33,578           Hasbro, Inc. ..........................          412,338
   83,153           Mattel, Inc. ..........................        1,410,275
                                                              --------------
                                                                   4,841,248
                                                              --------------
                    Regional Banks (0.6%)
   73,133           AmSouth Bancorporation ................        1,273,977
   90,002           Fifth Third Bancorp ...................        4,843,233
   43,214           Northern Trust Corp. ..................        3,073,596
   26,975           Old Kent Financial Corp. ..............        1,071,987
   43,172           Regions Financial Corp. ...............        1,295,160
   55,389           Synovus Financial Corp. ...............        1,540,922
   26,253           Union Planters Corp. ..................          999,189
                                                              --------------
                                                                  14,098,064
                                                              --------------
                    Restaurants (0.5%)
   23,427           Darden Restaurants, Inc. ..............          509,069
  255,511           McDonald's Corp. ......................        7,512,023
   36,452           Starbucks Corp.* ......................        1,736,027
   28,501           Tricon Global Restaurants, Inc.* ......        1,097,289
   22,166           Wendy's International, Inc. ...........          548,609
                                                              --------------
                                                                  11,403,017
                                                              --------------
                    Savings Banks (0.4%)
   40,505           Charter One Financial, Inc. ...........        1,156,823
   30,831           Golden West Financial Corp. ...........        1,691,080
  105,079           Washington Mutual, Inc. ...............        5,397,908
                                                              --------------
                                                                   8,245,811
                                                              --------------
                    Semiconductors (3.3%)
   61,069           Advanced Micro Devices, Inc.* .........        1,312,984
   77,245           Altera Corp.* .........................        1,786,291
   69,680           Analog Devices, Inc.* .................        2,599,064
   57,610           Applied Micro Circuits Corp.* .........        1,541,068
   45,829           Broadcom Corp. (Class A)* .............        2,257,078
   44,393           Conexant Systems, Inc.* ...............          543,814
1,311,355           Intel Corp. ...........................       37,455,577



    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -------------------
   61,713           Linear Technology Corp. ...............   $    2,445,378
   62,215           LSI Logic Corp.* ......................        1,002,284
   55,379           Maxim Integrated Products, Inc.*.......        2,554,356
  110,539           Micron Technology, Inc.* ..............        3,782,645
   34,799           National Semiconductor Corp.* .........          710,596
  337,083           Texas Instruments, Inc. ...............        9,960,803
   34,999           Vitesse Semiconductor Corp.* ..........        1,380,273
   64,243           Xilinx, Inc.* .........................        2,497,447
                                                              --------------
                                                                  71,829,658
                                                              --------------
                    Services to the Health Industry (0.1%)
   75,275           Healthsouth Corp.* ....................        1,198,378
   57,220           IMS Health Inc. .......................        1,539,218
   22,463           Quintiles Transnational Corp.* ........          404,334
                                                              --------------
                                                                   3,141,930
                                                              --------------
                    Specialty Insurance (0.2%)
   20,519           Ambac Financial Group, Inc. ...........        1,157,272
   19,163           MBIA, Inc. ............................        1,456,005
   20,801           MGIC Investment Corp. .................        1,205,418
                                                              --------------
                                                                   3,818,695
                                                              --------------
                    Specialty Stores (0.3%)
   24,836           AutoZone, Inc.* .......................          627,357
   55,151           Bed Bath & Beyond Inc.* ...............        1,358,093
   58,600           Office Depot, Inc.* ...................          539,120
   88,481           Staples, Inc.* ........................        1,316,155
   28,423           Tiffany & Co. .........................          884,240
   40,919           Toys 'R' Us, Inc.* ....................        1,006,607
                                                              --------------
                                                                   5,731,572
                                                              --------------
                    Specialty Telecommunications (0.7%)
   27,406           CenturyTel, Inc. ......................          789,841
  172,571           Global Crossing Ltd. (Bermuda)*........        2,800,827
  322,694           Qwest Communications
                      International, Inc.* ................       11,929,997
                                                              --------------
                                                                  15,520,665
                                                              --------------
                    Steel (0.1%)
   15,660           Allegheny Technologies Inc. ...........          277,495
   15,551           Nucor Corp. ...........................          687,354
   17,296           USX-U.S. Steel Group ..................          263,591
   16,709           Worthington Industries, Inc. ..........          164,584
                                                              --------------
                                                                   1,393,024
                                                              --------------
                    Telecommunication Equipment (2.2%)
  150,416           ADC Telecommunications, Inc.* .........        1,673,378
   15,812           Andrew Corp.* .........................          237,180
   32,081           Comverse Technology, Inc.* ............        2,404,070
  179,198           Corning Inc. ..........................        4,856,266
  650,711           Lucent Technologies Inc.* .............        7,541,740

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 28, 2001 (unaudited) continued

 NUMBER OF
  SHARES                                                       VALUE
----------                                               -----------------
425,629      Motorola, Inc. ..........................   $    6,456,792
603,544      Nortel Networks Corp. (Canada) ..........       11,159,529
145,682      QUALCOMM Inc.* ..........................        7,985,195
 31,396      Scientific-Atlanta, Inc. ................        1,472,472
 79,990      Tellabs, Inc.* ..........................        3,484,564
                                                         --------------
                                                             47,271,186
                                                         --------------
             Tobacco (1.0%)
433,260      Philip Morris Companies, Inc. ...........       20,874,467
 31,742      UST, Inc. ...............................          915,439
                                                         --------------
                                                             21,789,906
                                                         --------------
             Tools/Hardware (0.1%)
 15,968      Black & Decker Corp. ....................          662,832
  4,208      Briggs & Stratton Corp. .................          166,468
 11,339      Snap-On, Inc. ...........................          320,894
 16,750      Stanley Works ...........................          582,900
                                                         --------------
                                                              1,733,094
                                                         --------------
             Trucks/Construction/Farm Machinery (0.3%)
 66,981      Caterpillar, Inc. .......................        2,786,410
  8,086      Cummins Engine Co., Inc. ................          298,778
 45,711      Deere & Co. .............................        1,860,438
 11,539      Navistar International Corp.* ...........          288,706
 14,900      PACCAR, Inc. ............................          690,988
                                                         --------------
                                                              5,925,320
                                                         --------------
             Wholesale Distributors (0.1%)
 33,725      Genuine Parts Co. .......................          909,226
 18,308      Grainger (W.W.), Inc. ...................          640,963
                                                         --------------
                                                              1,550,189
                                                         --------------
             Wireless Communications (0.4%)
148,446      Nextel Communications, Inc.
               (Class A)* ............................        3,571,982
181,661      Sprint Corp. (PCS Group)* ...............        4,574,224
                                                         --------------
                                                              8,146,206
                                                         --------------
             TOTAL COMMON STOCKS
             (Cost $2,042,604,693)....................    2,157,768,666
                                                         --------------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS                          VALUE
-----------   -------------------------------------------------
              SHORT-TERM INVESTMENT (0.8%)
              REPURCHASE AGREEMENT
$16,736       Joint repurchase agreement
              account 5.46% due 03/01/01
              (dated 2/28/01; proceeds
              $16,738,539) (a)
              (Cost $16,736,000) ..........   $   16,736,000
                                              --------------


TOTAL INVESTMENTS
(Cost $2,059,340,693) (b).........       99.9%     2,174,504,666
OTHER ASSETS IN EXCESS OF
LIABILITIES ......................        0.1          2,629,940
                                        -----      -------------
NET ASSETS .......................      100.0%    $2,177,134,606
                                        =====     ==============

--------------------------------
ADR        American Depository Receipt.
*          Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)        Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $359,807,364 and the aggregate gross unrealized depreciation is $244,643,391, resulting in net unrealized appreciation of $115,163,973.



FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2001:



               DESCRIPTION,     UNDERLYING
 NUMBER OF   DELIVERY MONTH,   FACE AMOUNT     UNREALIZED
 CONTRACTS       AND YEAR        AT VALUE         LOSS
----------- ----------------- ------------- ----------------
     64      S&P 500 Index    $19,872,000   $(1,726,201)
                                            ===========
               March/2001

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (unaudited)

ASSETS:
Investments in securities, at value
   (cost $2,059,340,693) ...........................  $2,174,504,666
Cash ...............................................           2,077
Receivable for:
     Shares of beneficial interest sold ............       5,648,088
     Dividends .....................................       2,862,515
Deferred organizational expenses ...................          21,623
Prepaid expenses and other assets ..................         187,313
                                                      --------------
    TOTAL ASSETS ...................................   2,183,226,282
                                                      --------------
LIABILITIES:
Payable for:
     Shares of beneficial interest repurchased .....       3,354,036
     Plan of distribution fee ......................       1,572,778
     Investment management fee .....................         644,650
Accrued expenses and other payables ................         520,212
                                                      --------------
    TOTAL LIABILITIES ..............................       6,091,676
                                                      --------------
    NET ASSETS .....................................  $2,177,134,606
                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................  $2,092,970,254
Net unrealized appreciation ........................     113,437,772
Accumulated net investment loss ....................      (2,116,404)
Accumulated net realized loss ......................     (27,157,016)
                                                      --------------
    NET ASSETS .....................................  $2,177,134,606
                                                      ==============
CLASS A SHARES:
Net Assets .........................................  $  171,239,147
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................      12,900,746
    NET ASSET VALUE PER SHARE ......................  $        13.27
                                                      ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
        value) .....................................  $        14.01
                                                      ==============
CLASS B SHARES:
Net Assets .........................................  $1,712,619,479
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................     131,678,488
    NET ASSET VALUE PER SHARE ......................  $        13.01
                                                      ==============
CLASS C SHARES:
Net Assets .........................................  $  181,387,141
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................      13,946,756
    NET ASSET VALUE PER SHARE ......................  $        13.01
                                                      ==============
CLASS D SHARES:
Net Assets .........................................  $  111,888,839
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................       8,380,104
    NET ASSET VALUE PER SHARE ......................  $        13.35
 .....................................................==============

STATEMENT OF OPERATIONS
For the six months ended February 28, 2001 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $14,015 foreign withholding
   tax) ...........................................  $   13,006,363
Interest ..........................................       1,031,979
                                                     --------------
    TOTAL INCOME ..................................      14,038,342
                                                     --------------
EXPENSES
Plan of distribution fee (Class A shares) .........         121,314
Plan of distribution fee (Class B shares) .........       9,253,535
Plan of distribution fee (Class C shares) .........         972,704
Investment management fee .........................       4,541,354
Transfer agent fees and expenses ..................       1,087,379
Registration fees .................................          78,296
Shareholder reports and notices ...................          64,148
Custodian fees ....................................          54,808
Professional fees .................................          21,235
Organizational expenses ...........................           6,747
Trustees' fees and expenses .......................           5,337
Other .............................................         126,402
                                                     --------------
    TOTAL EXPENSES ................................      16,333,259
Less: amounts waived/reimbursed ...................        (178,513)
                                                     --------------
    NET EXPENSES ..................................      16,154,746
                                                     --------------
    NET INVESTMENT LOSS ...........................      (2,116,404)
                                                     --------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
     Investments ..................................        (261,837)
     Futures contracts ............................      (4,728,157)
                                                     --------------
    NET LOSS ......................................      (4,989,994)
                                                     --------------
Net change in unrealized
   appreciation/depreciation on:
     Investments ..................................    (465,975,108)
     Futures contracts ............................      (2,738,185)
                                                     --------------
    NET DEPRECIATION ..............................    (468,713,293)
                                                     --------------
    NET LOSS ......................................    (473,703,287)
                                                     --------------
NET DECREASE ......................................  $ (475,819,691)
                                                     ==============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                             FOR THE SIX          FOR THE YEAR
                                                             MONTHS ENDED             ENDED
                                                          FEBRUARY 28, 2001      AUGUST 31, 2000
                                                         -------------------   ------------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $   (2,116,404)      $   (4,252,214)
Net realized loss ....................................         (4,989,994)         (18,897,275)
Net change in unrealized appreciation ................       (468,713,293)         322,081,076
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................       (475,819,691)         298,931,587
                                                           --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................                  -             (283,108)
Class B shares .......................................                  -           (4,247,416)
Class C shares .......................................                  -             (390,381)
Class D shares .......................................                  -              (61,600)
                                                           --------------       --------------
   TOTAL DISTRIBUTIONS ...............................                  -           (4,982,505)
                                                           --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................        130,270,882          382,303,284
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................       (345,548,809)         676,252,366
NET ASSETS:
Beginning of period ..................................      2,522,683,415        1,846,431,049
                                                           --------------       --------------
   END OF PERIOD
   (Including a net investment loss of $2,116,404 and
   $0, respectively) .................................     $2,177,134,606       $2,522,683,415
                                                           ==============       ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 28, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American stock exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 28, 2001 (unaudited) continued

more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature,

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 28, 2001 (unaudited) continued

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 28, 2001 (unaudited) continued

sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $52,277,468 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2001 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $262, $1,959,748 and $40,207, respectively and received $160,070 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2001 aggregated $172,036,845 and $24,436,245, respectively. Included in the aforementioned are purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $8,914,022.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS

At August 31, 2000, the Fund had a net capital loss carryover of approximately $1,014,00 which will be available through August 31, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $16,323,000 during fiscal 2000.

At August 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales.

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 28, 2001 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                               FOR THE SIX                      FOR THE YEAR
                                               MONTHS ENDED                         ENDED
                                            FEBRUARY 28, 2001                  AUGUST 31, 2000
                                     -------------------------------- ---------------------------------
                                               (unaudited)
                                          SHARES          AMOUNT            SHARES           AMOUNT
                                     --------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold ...............................     3,864,056    $   56,556,515       7,116,892    $  107,676,840
Reinvestment of distributions ......             -                 -          17,601           265,419
Redeemed ...........................    (2,268,321)      (33,011,818)     (2,883,766)      (43,685,750)
                                        ----------    --------------      ----------    --------------
Net increase - Class A .............     1,595,735        23,544,697       4,250,727        64,256,509
                                        ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ...............................    17,245,702       246,393,033      46,386,133       688,740,928
Reinvestment of distributions ......             -                 -         264,957         3,953,148
Redeemed ...........................   (13,314,011)     (189,581,379)    (32,840,732)     (488,362,464)
                                       -----------    --------------     -----------    --------------
Net increase - Class B .............     3,931,691        56,811,654      13,810,358       204,331,612
                                       -----------    --------------     -----------    --------------
CLASS C SHARES
Sold ...............................     2,149,944        30,922,885       6,318,335        93,989,704
Reinvestment of distributions ......             -                 -          25,132           374,970
Redeemed ...........................    (1,471,520)      (21,122,648)     (3,344,237)      (49,854,787)
                                       -----------    --------------     -----------    --------------
Net increase - Class C .............       678,424         9,800,237       2,999,230        44,509,887
                                       -----------    --------------     -----------    --------------
CLASS D SHARES
Sold ...............................     3,790,657        55,700,926       5,582,313        85,395,200
Reinvestment of distributions ......             -                 -           3,003            45,467
Redeemed ...........................    (1,080,676)      (15,586,632)     (1,088,746)      (16,235,391)
                                       -----------    --------------     -----------    --------------
Net increase - Class D .............     2,709,981        40,114,294       4,496,570        69,205,276
                                       -----------    --------------     -----------    --------------
Net increase in Fund ...............     8,915,831    $  130,270,882      25,556,885    $  382,303,284
                                       ===========    ==============     ===========    ==============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 2001, the Fund had outstanding futures contracts.

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                FOR THE PERIOD
                                                         FOR THE SIX        FOR THE YEAR      FOR THE YEAR    SEPTEMBER 26, 1997*
                                                         MONTHS ENDED          ENDED             ENDED              THROUGH
                                                      FEBRUARY 28, 2001   AUGUST 31, 2000   AUGUST 31, 1999     AUGUST 31, 1998
                                                     ------------------- ----------------- ----------------- --------------------
                                                        (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............... $    16.20              $  14.05          $  10.18           $  10.00
                                                     ----------              --------          --------           --------
Income (loss) from investment operations:
 Net investment income .............................       0.04                  0.08              0.10               0.10
 Net realized and unrealized gain (loss) ...........     ( 2.97)                 2.10              3.85               0.11
                                                     ----------              --------          --------           --------
Total income (loss) from investment operations .....     ( 2.93)                 2.18              3.95               0.21
                                                     ----------              --------          --------           --------
Less dividends and distributions from:
 Net investment income .............................          -                     -             (0.07)             (0.03)
 Net realized gain .................................          -                 (0.03)            (0.01)                 -
                                                     ----------              --------          --------           --------
Total dividends and distributions ..................          -                 (0.03)            (0.08)             (0.03)
                                                     ----------              --------          --------           --------
Net asset value, end of period ..................... $    13.27              $  16.20          $  14.05           $  10.18
                                                     ==========              ========          ========           ========
TOTAL RETURN+ ......................................     (18.04) %(1)           15.49%            38.82%              2.05%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...........................................       0.64 %(2)(4)          0.75%(4)          0.73%(4)           0.75%(2)
Net investment income ..............................       0.57 %(2)(4)          0.49%(4)          0.72%(4)           0.91%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............ $  171,239              $183,085          $ 99,140           $ 28,719
Portfolio turnover rate ............................          1 %(1)                5%                5%                 1%

-------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.66% and 0.55%, respectively, for the six months ended February 28, 2001, 0.76% and 0.48%, respectively, for the year ended August 31, 2000, 0.81% and 0.64%, respectively, for the year ended August 31, 1999 and 0.89% and 0.77%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued


                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                             FEBRUARY 28, 2001
                                                         -------------------------
                                                                   (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................           $     15.94
                                                                   -----------
Income (loss) from investment operations:
 Net investment income (loss) ..........................                 (0.02)
 Net realized and unrealized gain (loss) ...............                 (2.91)
                                                                   -----------
Total income (loss) from investment operations .........                 (2.93)
                                                                   -----------
Less dividends and distributions from:
 Net investment income .................................                    -
 Net realized gain .....................................                    -
                                                                   -----------
Total dividends and distributions ......................                    -
                                                                   -----------
Net asset value, end of period .........................           $     13.01
                                                                   ===========
TOTAL RETURN+ ..........................................                (18.38)%(1)
RATIOS TO AVERAGE NET ASSETS (3): ......................
Expenses ...............................................                  1.50 %(2)(4)
Net investment income (loss) ...........................                 (0.29)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................            $1,712,619
Portfolio turnover rate ................................                     1 %(1)



                                                                                                  FOR THE PERIOD
                                                             FOR THE YEAR       FOR THE YEAR    SEPTEMBER 26, 1997*
                                                                ENDED              ENDED              THROUGH
                                                           AUGUST 31, 2000    AUGUST 31, 1999     AUGUST 31, 1998
                                                         ------------------- ----------------- --------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $    13.93        $    10.13       $  10.00
                                                                 -----------        ----------      --------
Income (loss) from investment operations:
 Net investment income (loss) ..........................              (0.04)            (0.01)          0.02
 Net realized and unrealized gain (loss) ...............               2.08              3.83           0.12
                                                                 -----------        ----------      --------
Total income (loss) from investment operations .........               2.04              3.82           0.14
                                                                 -----------        ----------      --------
Less dividends and distributions from:
 Net investment income .................................                  -             (0.01)         (0.01)
 Net realized gain .....................................              (0.03)            (0.01)             -
                                                                 -----------        ----------      --------
Total dividends and distributions ......................              (0.03)            (0.02)         (0.01)
                                                                 -----------        ----------      --------
Net asset value, end of period .........................         $    15.94        $    13.93       $  10.13
                                                                 ===========        ==========      ========
TOTAL RETURN+ ..........................................              14.69 %           37.68 %         1.38%(1)
RATIOS TO AVERAGE NET ASSETS (3): ......................
Expenses ...............................................               1.50 %(4)         1.50 %(4)      1.50%(2)
Net investment income (loss) ...........................              (0.26)%(4)        (0.05)%(4)      0.16%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $2,035,848        $1,587,661       $536,349
Portfolio turnover rate ................................                  5 %               5 %            1%

--------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.52% and (0.31)%, respectively, for the six months ended February 28, 2001, 1.51% and (0.27)%, respectively, for the year ended August 31, 2000, 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued



                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                             FEBRUARY 28, 2001
                                                         -------------------------
                                                                 (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $ 15.94
                                                                 --------
Income (loss) from investment operations:
 Net investment income (loss) ..........................           (0.02)
 Net realized and unrealized gain (loss) ...............           (2.91)
                                                                 --------
Total income (loss) from investment operations .........           (2.93)
                                                                 --------
Less dividends and distributions from:
 Net investment income .................................               -
 Net realized gain .....................................               -
                                                                 --------
Total dividends and distributions ......................               -
                                                                 --------
Net asset value, end of period .........................         $ 13.01
                                                                 ========
TOTAL RETURN+  .........................................          (18.38)%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...............................................            1.50 %(2)(4)
Net investment income (loss) ...........................           (0.29)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $181,387
Portfolio turnover rate ................................               1 %(1)



                                                                                                FOR THE PERIOD
                                                            FOR THE YEAR      FOR THE YEAR    SEPTEMBER 26, 1997*
                                                               ENDED             ENDED              THROUGH
                                                          AUGUST 31, 2000   AUGUST 31, 1999     AUGUST 31, 1998
                                                         ----------------- ----------------- --------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $  13.93        $  10.13     $  10.00
                                                              ---------        --------      -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................          (0.04)          (0.01)        0.02
 Net realized and unrealized gain (loss) ...............           2.08            3.83         0.12
                                                               ---------        --------     -------
Total income (loss) from investment operations .........           2.04            3.82         0.14
                                                               ---------        --------     -------
Less dividends and distributions from:
 Net investment income .................................              -           (0.01)       (0.01)
 Net realized gain .....................................          (0.03)          (0.01)           -
                                                               ---------        --------     -------
Total dividends and distributions ......................          (0.03)          (0.02)       (0.01)
                                                               ---------        --------     -------
Net asset value, end of period .........................       $  15.94        $  13.93      $ 10.13
                                                              =========        ========      =======
TOTAL RETURN+ ..........................................          14.69 %         37.70 %       1.37%(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...............................................           1.50 %(4)       1.50 %(4)    1.50%(2)
Net investment income (loss) ...........................          (0.26)%(4)      (0.05)%(4)    0.16%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $211,446        $143,092      $40,730
Portfolio turnover rate ................................              5 %             5 %          1%

--------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.52% and (0.31)%, respectively, for the six months ended February 28, 2001, 1.51% and (0.27)%, respectively, for the year ended August 31, 2000, 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued



                                                             FOR THE SIX        FOR THE YEAR
                                                             MONTHS ENDED          ENDED
                                                          FEBRUARY 28, 2001   AUGUST 31, 2000
                                                         ------------------- -----------------
                                                            (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................... $    16.28              $ 14.09
                                                         ----------              -------
Income (loss) from investment operations:
 Net investment income .................................       0.05                 0.11
 Net realized and unrealized gain (loss) ...............     ( 2.98)                2.11
                                                         ----------              -------
Total income (loss) from investment operations .........     ( 2.93)                2.22
                                                         ----------              -------
Less dividends and distributions from:
 Net investment income .................................          -                   -
 Net realized gain .....................................          -                (0.03)
                                                         ----------              -------
Total dividends and distributions ......................          -                (0.03)
                                                         ----------              -------
Net asset value, end of period ......................... $    13.35              $ 16.28
                                                         ==========              =======
TOTAL RETURN+ ..........................................     (18.00)%(1)           15.81%
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...............................................       0.50 %(2)(4)         0.50%(4)
Net investment income ..................................       0.71 %(2)(4)         0.74%(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................  $ 111,889              $92,304
Portfolio turnover rate ................................          1 %(1)               5%



                                                                              FOR THE PERIOD
                                                            FOR THE YEAR    SEPTEMBER 26, 1997*
                                                               ENDED              THROUGH
                                                          AUGUST 31, 1999     AUGUST 31, 1998
                                                         ----------------- --------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $   10.20      $ 10.00
                                                            ---------      -------
Income (loss) from investment operations:
 Net investment income .................................         0.13         0.12
 Net realized and unrealized gain (loss) ...............         3.85         0.11
                                                            ---------      -------
Total income (loss) from investment operations .........         3.98         0.23
                                                            ---------      -------
Less dividends and distributions from:
 Net investment income .................................        (0.08)       (0.03)
 Net realized gain .....................................        (0.01)           -
                                                            ---------      -------
Total dividends and distributions ......................        (0.09)       (0.03)
                                                            ---------      -------
Net asset value, end of period .........................    $   14.09      $ 10.20
                                                            =========      =======
TOTAL RETURN+ ..........................................        39.13%        2.30 %(1)
RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...............................................         0.50%(4)     0.50 %(2)
Net investment income ..................................         0.95%(4)     1.16 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $  16,538      $14,186
Portfolio turnover rate ................................            5%           1 %

--------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.52% and 0.69%, respectively, for the six months ended February 28, 2001, 0.51% and 0.73%, respectively, for the year ended August 31, 2000, 0.58% and 0.87%, respectively, for the year ended August 31, 1999 and 0.64% and 1.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors, Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
S&P 500
INDEX FUND






[GRAPHIC OMITTED]






Semiannual Report
February 28, 2001